UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani                Litchfield, CT             February 13, 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     305,796
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 12/31/06
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

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)   Principal  PRN CALL    Discretion    Managers
                                                                  Amount

                                                                                                                Sole   Shared  None

ASPEN INSURANCE HOLDINGS LTD  SHS            G05384105   4,487       170,228 SH          SOLE                     170,228
LAZARD LTD                    SHS A          G54050102   16,438      347,242 SH          SOLE                     347,242
ANNALY CAP MGMT INC           COM            035710409   23,025    1,655,296 SH          SOLE                   1,655,296
ANWORTH MORTGAGE ASSET CP     COM            037347101   15,849    1,666,532 SH          SOLE                   1,666,532
BANK NEW YORK INC             COM            064057102   12,395      314,821 SH          SOLE                     314,821
CAPITAL ONE FINL CORP         COM            14040H105   8,573       111,600    PUT      SOLE                     111,600
DOWNEY FINL CORP              COM            261018105   18,768      258,587 SH          SOLE                     258,587
FIRSTFED FINL CORP            COM            337907109   23,676      353,531 SH          SOLE                     353,531
GENESIS LEASE LTD             ADR            37183T107   9,700       412,751 SH          SOLE                     412,751
GRUBB & ELLIS CO              COM PAR $0.01  400095204   9,877       857,351 SH          SOLE                     857,351
HCC INS HLDGS INC             COM            404132102   16,131      502,694 SH          SOLE                     502,694
JOHNSON & JOHNSON             COM            478160104   9,968       150,978 SH          SOLE                     150,978
LANDAMERICA FINL GROUP INC    COM            514936103   3,370        53,400 SH          SOLE                      53,400
LANDAMERICA FINL GROUP INC    COM            514936103   15,418      244,300    PUT      SOLE                     244,300
LUMINENT MTG CAP INC          COM            550278303   16,525    1,701,879 SH          SOLE                   1,701,879
MFA MTG INVTS INC             COM            55272X102   23,740    3,087,146 SH          SOLE                   3,087,146
MERCK & CO INC                COM            589331107   8,804       201,934 SH          SOLE                     201,934
NASDAQ STOCK MARKET INC       COM            631103108   3,079       100,000 SH          SOLE                     100,000
NEW CENTURY FINANCIAL CORP M  COM            6435EV108   11,451      362,500    PUT      SOLE                     362,500
PHARMACYCLICS INC             COM            716933106   5,416     1,068,335 SH          SOLE                   1,068,335
PFIZER INC                    COM            717081103   18,103      698,969 SH          SOLE                     698,969
TECHNICAL OLYMPIC USA INC     COM            878483106   9,576       941,607 SH          SOLE                     941,607
UNITEDHEALTH GROUP INC        COM            91324P102   21,425      398,760 SH          SOLE                     398,760

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